LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2025
Lease Liability
SCHEDULE OF CARRYING AMOUNTS OF LEASE LIABILITIES RECOGNIZED AND MOVEMENTS

Set out below are the carrying amounts of lease liabilities recognized and the movements during the period:

working areas and office facilities
Balance January 1, 2024	$600
Additions	283
Accretion	(482)
Accumulated interest	58
Exchange rate differences	(1)
Balance December 31, 2024	$458
Additions	2,381
Accretion	(745)
Accumulated interest	185
Discontinued operation	(7)
Exchange rate differences	305
Balance December 31, 2025	$2,577

	Linked to	December 31, 2025	December 31, 2024

Long Term leases	NIS	$1,758	$458
Current portion of long-term leases		819	217

Non-current portion of long-term leases		$2,577	$241